National Investment Services Ultra-Short Duration Enhanced Income ETF

SCHEDULE OF INVESTMENTS at February 28, 2022 (Unaudited)

Principal Amount		Value
ASSET BACKED SECURITIES: 22.7%
	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR
$425,000	2.008% (3 Month LIBOR USD + 1.750%), 7/25/34 (1)	$421,774
	GLS Auto Receivables Issuer Trust 2021-3, Series 2021-3A, Class A
434,788	0.420%, 1/15/25	433,222
	Halsey Point CLO I Ltd., Series 2019-1A, Class A1A1
2,100,000	1.604% (3 Month LIBOR USD + 1.350%), 1/20/33 (1)	2,098,318
	Invitation Homes 2018-SFR1 Trust, Series 2018-SFR1, Class C
1,899,728	1.370% (1 Month LIBOR USD + 1.250%), 3/17/37 (1)	1,894,671
	Invitation Homes 2018-SFR2 Trust, Series 2018-SFR2, Class A
425,179	1.091% (1 Month LIBOR USD + 0.900%), 6/17/37 (1)	424,891
	Invitation Homes 2018-SFR2 Trust, Series 2018-SFR2, Class B
329,948	1.271% (1 Month LIBOR USD + 1.080%), 6/17/37 (1)	327,677
	Invitation Homes 2018-SFR2 Trust, Series 2018-SFR2, Class C
499,921	1.471% (1 Month LIBOR USD + 1.280%), 6/17/37 (1)	496,003
	Invitation Homes 2018-SFR3 Trust, Series 2018-SFR3, Class B
1,243,435	1.270% (1 Month LIBOR USD + 1.150%), 7/17/37 (1)	1,231,213
	Invitation Homes 2018-SFR4 Trust, Series 2018-SFR4, Class B
499,977	1.370% (1 Month LIBOR USD + 1.250%), 1/17/38 (1)	499,489
	Invitation Homes 2018-SFR4 Trust, Series 2018-SFR4, Class C
499,977	1.520% (1 Month LIBOR USD + 1.400%), 1/17/38 (1)	498,682
	Santander Retail Auto Lease Trust 2021-C, Series 2021-C, Class A3
520,000	0.500%, 3/20/25	511,571
	SMB Private Education Loan Trust 2017-B, Series 2017-B, Class A2A
685,766	2.820%, 10/15/35	686,031
	Sonic Capital, LLC, Series 2020-1A, Class A2I
241,325	3.845%, 1/20/50	246,789
TOTAL ASSET BACKED SECURITIES
(Cost $9,841,802)		9,770,331

MORTGAGE BACKED SECURITIES: 4.5%
	Citigroup Commercial Mortgage Trust 2013-GC15, Class A4
265,000	4.371%, 9/10/46 (1)(6)	271,580
	New Residential Mortgage Loan Trust 2018-4, Series 2018-4A, Class A1M
1,665,403	1.087% (1 Month LIBOR USD + 0.900%), 1/25/48 (1)	1,666,338
TOTAL MORTGAGE BACKED SECURITIES
(Cost $1,950,657)		1,937,918

CORPORATE BONDS: 37.1%
Agriculture: 0.6%
	Bunge Ltd Finance Corp.
230,000	4.350%, 3/15/24	239,224

Auto Manufacturers: 1.5%
	General Motors Financial Co, Inc.
660,000	1.200%, 10/15/24	643,368

Auto Parts & Equipment: 0.5%
	Aptiv PLC / Aptiv Corp.
230,000	2.396%, 2/18/25	230,190

Banks: 18.5%
	Barclays PLC
580,000	1.839% (3 Month LIBOR USD + 1.380%), 5/16/24 (1)	586,863
	BBVA USA
600,000	2.875%, 6/29/22	602,824
	Citigroup, Inc.
500,000	1.569% (3 Month LIBOR USD + 1.100%), 5/17/24 (1)	504,285
	Citizens Financial Group, Inc.
800,000	4.150%, 9/28/22	814,355
	The Goldman Sachs Group, Inc.
579,000	2.108% (3 Month LIBOR USD + 1.600%), 11/29/23 (1)	590,186
325,000	0.925% (SOFR + 0.486%), 10/21/24 (1)(3)	318,305
	ING Groep NV
400,000	3.150%, 3/29/22	400,744
	Lloyds Banking Group PLC
200,000	2.907% (3 Month LIBOR USD + 0.810%), 11/7/23 (1)(3)	201,520
	Morgan Stanley
830,000	4.875%, 11/1/22	849,149
500,000	0.731% (SOFR + 0.616%), 4/5/24 (1)(3)	493,412
	NatWest Markets PLC
640,000	1.711% (SOFR + 1.662%), 9/29/22 (1)	644,545
	PNC Bank NA
365,000	3.800%, 7/25/23	374,034
	Sumitomo Mitsui Banking Corp.
330,000	4.850%, 3/1/22	330,000
	UBS Group AG
740,000	1.700% (3 Month LIBOR USD + 1.220%), 5/23/23 (1)	742,027
	Wells Fargo & Co.
500,000	1.529% (3 Month LIBOR USD + 1.230%), 10/31/23 (1)	503,608
		7,955,857

Commercial Services: 2.0%
	Global Payments, Inc.
450,000	3.750%, 6/1/23	458,518
	Quanta Services, Inc.
440,000	0.950%, 10/1/24	425,581
		884,099
Electric: 3.6%
	Edison International
292,000	2.400%, 9/15/22	293,310
	National Rural Utilities Cooperative Finance Corp.
395,000	1.000%, 10/18/24	385,072
	NextEra Energy Capital Holdings, Inc.
530,000	0.750% (3 Month LIBOR USD + 0.270%), 2/22/23 (1)	529,550
	WEC Energy Group, Inc.
340,000	0.800%, 3/15/24	331,571
		1,539,503
Food: 0.6%
	Hormel Foods Corp.
260,000	0.650%, 6/3/24	253,130

Gas: 1.2%
	Atmos Energy Corp.
300,000	0.625%, 3/9/23	296,691
	ONE Gas, Inc.
255,000	1.100%, 3/11/24	249,657
		546,348
Healthcare Products: 1.7%
	Thermo Fisher Scientific, Inc.
400,000	0.399% (SOFR + 0.350%), 4/18/23 (1)	399,907
340,000	1.215%, 10/18/24 (2)	332,801
		732,708
Healthcare Services: 0.5%
	Humana, Inc.
220,000	0.650%, 8/3/23	216,751

Miscellaneous Manufacturers: 1.2%
	Carlisle Companies, Inc.
500,000	3.750%, 11/15/22	505,676

Oil & Gas: 1.0%
	Suncor Energy, Inc.
420,000	2.800%, 5/15/23	424,868

Pharmaceuticals: 1.1%
	Bayer US Finance II, LLC
475,000	2.200%, 7/15/22	475,146

Pipelines: 2.7%
	Sabine Pass Liquefaction, LLC
486,000	5.625%, 4/15/23 (1)(4)	502,225
	TransCanada PipeLines Ltd.
685,000	1.000%, 10/12/24 (2)	664,451
		1,166,676
Semiconductors: 0.4%
	Qorvo, Inc.
170,000	1.750%, 12/15/24	164,909

TOTAL CORPORATE BONDS
(Cost $16,066,489)		15,978,453

UNITED STATES TREASURY OBLIGATIONS: 12.8%
United States Treasury Notes/Bonds: 12.8%
2,000,000	1.625%, 10/31/23	2,008,672
3,616,000	0.375%, 8/15/24	3,514,017
		5,522,689
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $5,604,167)		5,522,689

SHORT-TERM INVESTMENTS: 22.5%
Money Market Funds: 22.5%
9,683,068	First American Treasury Obligations Fund, Class X, 0.013% (5)	9,683,068
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,683,068)		9,683,068

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING: 0.5%
207,728	Mount Vernon Liquid Assets Portfolio, LLC, 0.13% (5)	207,728
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $207,728)		207,728

TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $43,353,911)	43,100,187
Liabilities in Excess of Other Assets: (0.1)%	(48,734)
TOTAL NET ASSETS: 100.0%	$43,051,454

LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
USD - United States Dollar

(1)	Variable rate security; rate shown is the rate in effect on February 28, 2022. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(2)
This security or portion of this security was out on loan as of February 28, 2022. Total loaned securities had a value of $204,173 or 0.5% of net assets as of February 28, 2022. The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

(3)	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on February 28, 2022. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(4)	Step-up bond; the interest rate shown is the rate in effect as of February 28, 2022.
(5)	The rate quoted is the annualized seven-day effective yield as of February 28, 2022.

Summary of Fair Value Exposure at February 28, 2022 (Unaudited)

The National Investment Services Ultra-Short Duration Enhanced Income ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2022:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total

Asset Backed Securities	$-	$-	$9,770,331	$-	$9,770,331
Mortgage Backed Securities	-	-	1,937,918	-	1,937,918
Corporate Bonds (1)	-	-	15,978,453	-	15,978,453
U.S. Treasury Notes	-	-	5,522,689	-	5,522,689
Short-Term Investments	-	9,683,068	-	-	9,683,068
Investments Purchased With Collateral From Securities Lending (2)	207,728	-	-	-	207,728
Total Investments in Securities	$207,728	$9,683,068	$33,209,391	$-	$43,100,187

(1) See Schedule of Investments for industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.